Pension and Other Employee Benefit Plans (Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2016	Mar. 31, 2015
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	[1]	¥ 50,554	¥ 51,707
Fair value of plan assets		26,240	28,325
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations		48,738	49,986
Fair value of plan assets		¥ 26,240	¥ 28,325

[1]	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.